Government Loan Payable	12 Months Ended
Apr. 30, 2022
Government Loan Payable
Government Loan Payable
8.	Government Loan Payable
On April 23, 2020, the Company received a loan of $40 through the Canadian Emergency Business Account Program (“CEBA L
oan
”), which provide
d
financial relief for Canadian businesses during the
COVID-19
pandemic. The CEBA Loan has a maturity date of December 31, 2023 and may be extended to December 31, 2025. The CEBA Loan is unsecured, non-revolving
and
non-interest
bearing prior to December 31, 2023. The CEBA Loan is subject to an interest rate of 5% per annum during any extended term, and is repayable at any time without penalty. If at least 75% of the CEBA Loan is repaid prior to December 31, 2023, the remaining balance of the CEBA Loan will be forgiven.